Financial risk management	12 Months Ended
Mar. 31, 2026
Financial risk management [Abstract]
Financial risk management
30.
Financial risk management

The Company’s activities expose it to a variety of financial risks, including market risk, credit risk and liquidity risk. The Company’s primary risk management focus is to minimize potential adverse effects of market risk on its financial performance. The Company’s risk management assessment and policies and processes are established to identify and analyze the risks faced by the Company, to set appropriate risk limits and controls, and to monitor such risks and compliance with the same. Risk assessment and management policies and processes are reviewed regularly to reflect changes in market conditions and the Company’s activities. The Board of Directors and the Audit Committee is responsible for overseeing the Company’s risk assessment and management policies and processes.

a.
Market risk

Market risk is the risk of loss of future earnings, fair values or future cash flows that may result from adverse changes in market rates and prices (such as interest rates, foreign currency exchange rates and commodity prices) or in the price of market risk-sensitive instruments as a result of such adverse changes in market rates and prices. Market risk is attributable to all market risk-sensitive financial instruments, all foreign currency receivables and payables and all short-term and long-term debt. The Company is exposed to market risk primarily related to foreign exchange rate risk, interest rate risk and the market value of its investments. Thus, the Company’s exposure to market risk is a function of investing and borrowing activities and revenue generating and operating activities in foreign currencies.

Foreign exchange risk

The Company is exposed to exchange rate risk which arises from its foreign exchange revenues and expenses, primarily in U.S. dollars, U.K. pounds sterling, Russian roubles, Brazilian reals, Swiss francs, Euros and Mexican pesos, and foreign currency debt in Russian roubles, Mexican pesos and Brazilian reals. A significant portion of the Company’s revenues are in these foreign currencies, while a significant portion of its costs are in Indian rupees. As a result, if the value of the Indian rupee appreciates relative to these foreign currencies, the Company’s revenues measured in Indian rupees may decrease. The exchange rate between the Indian rupee and these foreign currencies has changed substantially in recent periods and may continue to fluctuate substantially in the future. Consequently, the Company uses both derivative and non-derivative financial instruments, such as foreign exchange forward contracts, option contracts, currency swap contracts and foreign currency financial liabilities, to mitigate the risk of changes in foreign currency exchange rates in respect of its highly probable forecast transactions and recognized assets and liabilities.

The details in respect of the outstanding foreign exchange forward contracts, option contracts and currency swaps are given in Note
29
of these consolidated financial statements.

In respect of the Company’s forward, option contracts and currency swaps, a 10% decrease/increase in the respective exchange rates of each of the currencies underlying such contracts would have resulted in:

•	a Rs.4,059/(3,688) increase/(decrease) in the Company’s hedging reserve and a Rs.7,294/(7,192) increase/(decrease) in the Company’s profit from such contracts, as of March 31, 2026; and
•	a Rs.6,053/(6,184) increase/(decrease) in the Company’s hedging reserve and a Rs.5,927/(5,927) increase/(decrease) in the Company’s profit from such contracts, as of March 31, 2025; and
•	a Rs.7,041/(7,269) increase/(decrease) in the Company’s hedging reserve and a Rs.2,203/(2,315) increase/(decrease) in the Company’s profit from such contracts, as of March 31, 2024.

The following table analyzes foreign currency risk from non-derivative financial instruments as of March 31, 2026:

	U.S. dollars		Euro		Russian roubles		Others (1)		Total
Assets:
Cash and cash equivalents	Rs.	4,566	Rs.	-	Rs.	88	Rs.	-	Rs.	4,654
Other investments		849		-		-		-		849
Trade and other receivables		52,042		1,174		2,680		2,176		58,072
Other assets		854		2		5		-		861
Total	Rs.	58,311	Rs.	1,176	Rs.	2,773	Rs.	2,176	Rs.	64,436
Liabilities:
Trade and other payables	Rs.	7,798	Rs.	1,241	Rs.	564	Rs.	1,512	Rs.	11,115
Long-term borrowings		8,562		147		3		181		8,893
Other liabilities and provisions		11,775		322		68		635		12,800
Total	Rs.	28,135	Rs.	1,710	Rs.	635	Rs.	2,328	Rs.	32,808

(1)	Other s primarily consists of Swiss francs, U.K. pounds sterling, Chinese yuans (Renminbi) and Romanian leu.

The following table analyzes foreign currency risk from non-derivative financial instruments as of March 31, 2025:

	U.S. dollars		Euro		Russian roubles		Others (1)		Total
Assets:
Cash and cash equivalents	Rs.	4,098	Rs.	390	Rs.	143	Rs.	272	Rs.	4,903
Other investments		210		104		-		-		314
Trade and other receivables		59,076		498		2,865		2,133		64,572
Other assets		797		17		3		34		851
Total	Rs.	64,181	Rs.	1,009	Rs.	3,011	Rs.	2,439	Rs.	70,640
Liabilities:
Trade and other payables	Rs.	8,298	Rs.	1,660	Rs.	528	Rs.	234	Rs.	10,720
Short-term borrowings		10,898		-		-		38		10,936
Long-term borrowings		1,851		242		18		38		2,149
Other liabilities and provisions		8,640		149		111		512		9,412
Total	Rs.	29,687	Rs.	2,051	Rs.	657	Rs.	822	Rs.	33,217

(1)	Others primarily consists of Romanian new leus, Chinese yuans (Renminbi), U.K. pounds sterling and Japanese yen.

For the years ended March 31, 2026 and 2025, every 10% depreciation/appreciation in the exchange rate between the Indian rupee and the respective currencies for the above mentioned financial assets/liabilities would affect the Company’s net profit by Rs.3,163 and Rs.3,742, respectively.

Interest rate risk

As of March 31, 2026, the Company had loans with floating interest rates as follows:

•	Rs.41,500 of loans carrying a floating interest rate of T-bill + 35bps to 55 bps;
•	Rs.12,690 of loans carrying a floating interest rate of REPO rate + 75bps
•	Rs.3,799 of loans carrying a floating interest rate of 3 Months T-bill + 84 bps;
•	Rs.1,423 of loans carrying a floating interest rate of Key rate + 3.48% to 3.98%;
•	Rs.2,795 of loans carrying a floating interest rate of TIIE + 1.35%; and
•	Rs.727 of loans carrying a floating interest rate of CDI + 1.55%.

As of March 31, 2025, the Company had loans with floating interest rates as follows:

•	Rs.22,000 of loans carrying a floating interest rate of T-bill + 35 bps to 70 bps;
•	Rs.3,800 of loans carrying a floating interest rate of 3 Month T-bill + 84 bps;
•	Rs.10,856 of loans carrying a floating interest rate of 6 Months SOFR + 10 bps to 65 bps;
•	Rs.1,274 of loans carrying a floating interest rate of Key rate + 4.7% to 5.9%;
•	Rs.2,217 of loans carrying a floating interest rate of TIIE + 1.35%; and
•	Rs.595 of loans carrying a floating interest rate of CDI + 1.55%.

For details of the Company’s short-term and long-term loans and borrowings, including interest rate profiles, refer to Note 16 of these consolidated financial statements.

For the years ended March 31, 2026 and 2025, every 10% increase or decrease in the floating interest rate component applicable to its loans and borrowings would affect the Company’s net profit by Rs.347 and Rs.271 respectively.

The carrying value of the Company’s borrowings, the interest component of which was designated in a cash flow hedge, was Rs.0 as of March 31, 2026 and 2025.

The Company’s investments in term deposits (i.e., certificates of deposit) with banks and short-term liquid mutual funds are for short durations, and therefore do not expose the Company to significant interest rates risk.

Note that “CDI” means the Interbank Certificate of Deposit (Certificado de Depósito Interbancário), “Key rate” means the key interest rate published by the Central Bank of Russia, “REPO” means the “Repurchasing option” rate published by the Reserve Bank of India, “SOFR” means Secured Overnight Financing Rate, “T-bill” means the India Treasury bill and “TIIE” means the Equilibrium Inter-Banking Interest Rate (Tasa de Interés Interbancaria de Equilibrio).

Commodity rate risk

Exposure to market risk with respect to commodity prices primarily arises from the Company’s purchases and sales of active pharmaceutical ingredients, including the raw material components for such active pharmaceutical ingredients. These are commodity products, whose prices may fluctuate significantly over short periods of time. The prices of the Company’s raw materials generally fluctuate in line with commodity cycles, although the prices of raw materials used in the Company’s active pharmaceutical ingredients business are generally more volatile. Cost of raw materials forms the largest portion of the Company’s cost of revenues. Commodity price risk exposure is evaluated and managed through operating procedures and sourcing policies. As of March 31, 2026, the Company had not entered into any material derivative contracts to hedge exposure to fluctuations in commodity prices.

b.
Credit risk

Credit risk is the risk of financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and arises principally from the Company’s receivables from customers and investment securities. The Company establishes an allowance for doubtful debts and impairment that represents its estimate of expected losses in respect of trade and other receivables and investments.

Trade and other receivables

The Company’s exposure to credit risk is influenced mainly by the individual characteristics of each customer. The demographics of the customer, including the default risk of the industry and country in which the customer operates, also has an influence on credit risk assessment. Credit risk is managed through credit approvals, establishing credit limits and continuously monitoring the creditworthiness of customers to which the Company grants credit terms in the normal course of business.

Investments

The Company limits its exposure to credit risk by generally investing in liquid securities and only with counterparties that have a good credit rating. The Company does not expect any losses from non-performance by these counter-parties, and does not have any significant concentration of exposures to specific industry sectors or specific country risks.

Details of financial assets – not due, past due and impaired

None of the Company’s cash equivalents, including term deposits (i.e., certificates of deposit) with banks, were past due or impaired as of March 31, 2026 and March 31, 2025. The Company’s credit period for trade and other receivables payable by its customers generally ranges from 20 - 180 days.

The aging of trade and other receivables is given below:

	As of March 31,
Particulars	2026		2025
Neither past due nor impaired	Rs.	86,003	Rs.	81,010
Past due
Less than 365 days		14,623		9,070
More than 365 days		905		467
Past due – impaired
Less than 365 days		141		-
More than 365 days		1,394		1,351
	Rs.	103,066	Rs.	91,898
Less : Allowance for credit losses		(1,847)		(1,478)
Total	Rs.	101,219	Rs.	90,420

See Note
8
of these consolidated financial statements for the activity in the allowance for credit losses on trade and other receivables.

Other than trade and other receivables, the Company has no significant class of financial assets that is past due but not impaired.

c.
Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due. The Company manages its liquidity risk by ensuring, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risk to the Company’s reputation.

As of March 31, 2026 and 2025, the Company had uncommitted lines of credit from banks of Rs.49,109 and Rs.50,904 respectively.

As of March 31, 2026, the Company had working capital of Rs.134,409, including cash and cash equivalents of Rs.15,368, investments in term deposits with banks, bonds and commercial papers of Rs.36,534 and investments in units of mutual funds of Rs.35,912.

As of March 31, 2025, the Company had working capital of Rs.119,720, including cash and cash equivalents of Rs.14654, investments in term deposits with banks, bonds and commercial papers of Rs.9,948 and investments in units of mutual funds of Rs.33,186.

The table below provides details regarding the contractual maturities of significant financial liabilities (other than long-term borrowings and obligations under leases, which have been disclosed in Note 1
6
to these consolidated financial statements) as of March 31, 2026:

Particulars	2027		2028		2029		2030		Thereafter		Total
Trade and other payables	Rs.	33,411	Rs.	-	Rs.	-	Rs.	-	Rs.	-	Rs.	33,411
Short-term borrowings		59,135		-		-		-		-		59,135
Derivative financial instruments		6,898		-		-		-		-		6,898
Other liabilities and provisions		43,582		357		73		-		-		44,012

The table below provides details regarding the contractual maturities of significant financial liabilities (other than long-term borrowings and obligations under leases, which have been disclosed in Note 1
6
to these consolidated financial statements) as of March 31, 2025:

Particulars	2026		2027		2028		2029		Thereafter		Total
Trade and other payables	Rs.	35,523	Rs.	-	Rs.	-	Rs.	-	Rs.	-	Rs.	35,523
Short-term borrowings		38,045		-		-		-		-		38,045
Derivative financial instruments		1,286		-		-		-		-		1,286
Other liabilities and provisions		35,870		97		51		50		849		36,917